UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act File Number 811-21422
                                                    ---------

                   Lotsoff Capital Management Equity Trust
                   ---------------------------------------
              (Exact name of registrant as specified in charter)

                              20 North Clark Street
                             Chicago, Illinois 60602
               (Address of principal executive offices) (Zip code)


                               Seymour N. Lotsoff
                           Lotsoff Capital Management
                              20 North Clark Street
                             Chicago, Illinois 60602
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (312)368-1442
                                                          -------------

                    Date of fiscal year end: September 30
                                             ------------
                   Date of reporting period: March 31, 2005
                                             --------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

--------------------------------------------------------------------------------


                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                    -----------------------------------------




                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2005





--------------------------------------------------------------------------------

Dear Shareholders:

We are pleased to present the semiannual report of the Lotsoff Capital Management Micro Cap Fund (the "Fund") for the period ended March 31, 2005. As the name of the Fund indicates, the capitalization size of stocks in the Fund is very small (U.S. small-cap stocks generally are considered to be those with a capitalization less than the 1,000 largest U.S. stocks, currently less than about $1.8 billion in size). Based on the weighted median, the capitalization size of the Fund is less than one-third the size of the stocks in the Russell 2000 Index. The Russell 2000 Index is a well-recognized, publicly available benchmark for small capitalization stocks. No such well-recognized, publicly available benchmark has existed for micro cap stocks. To allow for a more accurate relative assessment of the Fund, we asked Richards and Tierney, an independent consulting firm in Chicago specializing in custom benchmark creation, to create a benchmark (Micro Cap Custom Benchmark) that more accurately reflects the investment style of the Fund. Richards and Tierney independently maintains this benchmark portfolio and calculates its return. We use this custom benchmark for micro-cap stocks as the Fund's primary benchmark. From September 30, 2004 until March 31, 2005, the Fund gained 7.39%, while the Micro Cap Custom Benchmark (the "Benchmark") advanced by 8.04%.

The last calendar quarter of 2004 was a relatively good period for micro-cap stocks. Micro-cap stocks as measured by the Benchmark for this period returned 16.57% versus 14.09% for the Russell 2000 Index. The Fund returned 16.01% for the same period. Unfortunately, the trend did not continue in the first calendar quarter of 2005 as preference shifted to higher capitalization stocks as the equity markets began to decline. For the three months ended March 31, 2005, the Fund returned -7.44% and the Benchmark returned -7.32%, while the return for the Russell 2000 Index only dipped -5.34%. The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate such that an investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

We believe our approach to managing the Fund is fairly conservative with a focus on risk control. We believe this is a prudent approach given this inherently risky segment of the equity market. Due to the limited focus of this Fund, the Lotsoff Capital Management Micro Cap Fund is more susceptible to market volatility because smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Additionally, smaller company stocks tend to be sold less often and in smaller amounts than larger company stocks. We maintain a diversified portfolio both in terms of the number of stocks held as well as the sector weights of the Fund. As of March 31, 2005, the portfolio held about 500 stocks, with no position (except for an exchange traded fund used for liquidity purposes) larger than 1% of the Fund. Some of the largest positions are Provident Financial Holdings, Asta Funding, Allied Defense Group, and Option Care*. The portfolio sector allocation is close to the sector allocation of the Benchmark. This means that we do not take large positions relative to the Benchmark as to which sector will be the best performers. Only small over- and under-weights exist compared to the Benchmark, with differences being less than 2.5% for any sector. The largest sector over-weight is Health Care. The largest sector under-weight is Financials.

Because the Fund's sector weights are intended to be similar to the Benchmark, most value added (i.e. return value over the benchmark return) comes from the stock selection process. Of the ten sectors, six added value, four subtracted value, and one was neutral for the six-month period ended March 31, 2005. The two sectors where the most value was added were Information Technology and Consumer Discretionary. The two sectors subtracting the most value were Health Care and Telecom Services. In terms of total return, Energy, Materials, Industrials, Consumer Discretionary, and Consumer Staples all performed above 10% for the six-month period, but Health Care and Telecom Services turned in negative performance.

In conclusion, our focus in managing the Lotsoff Capital Management Micro Cap Fund is on selecting companies with the attributes that indicate a superior chance of being successful investments and on seeking to control risk to protect investors' capital.

We thank you for the confidence and trust you place in us. We pledge to continue our hard work for you so that your confidence and trust is well placed.

Sincerely,

Donald W. Reid, Ph.D.
Director of Equity Research
Senior Portfolio Manager



*Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as a recommendation by the Fund, its Adviser or Distributor.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

   Number of
    Shares                                                          Value
    ------                                                          -----

            COMMON STOCK                               92.68%

            ADVERTISING                                 0.17%
    4,200   EMAK Worldwide, Inc.*                                $  43,470
   35,700   SITEL Corp.*                                            69,972
                                                               -----------
                                                                   113,442
                                                               -----------
            AEROSPACE/DEFENSE                           1.59%
   15,820   The Allied Defense Group, Inc.*                        387,432
    3,300   ARGON ST, Inc.*                                        108,900
    6,300   Ducommun, Inc.*                                        126,000
   20,700   Herley Industries, Inc.*                               354,177
    2,800   Innovative Solutions & Support, Inc.*                   88,900
                                                               -----------
                                                                 1,065,409
                                                               -----------
            AIRLINES                                    0.42%
   19,600   MAIR Holdings, Inc.*                                   174,832
   15,600   Mesa Air Group, Inc.*                                  109,200
                                                               -----------
                                                                   284,032
                                                               -----------
            APPAREL                                     1.87%
   23,200   Ashworth, Inc.*                                        264,248
    2,900   Deckers Outdoor Corp.*                                 103,646
    7,500   Haggar Corp.                                           151,425
   11,600   Perry Ellis International, Inc.*                       260,304
    8,900   Rocky Shoes & Boots, Inc.*                             236,286
    8,300   Tandy Brands Accessories, Inc.                         124,251
   33,400   Unifi, Inc.*                                           111,890
                                                               -----------
                                                                 1,252,050
                                                               -----------
            AUTO PARTS & EQUIPMENT                      1.51%
   12,600   Aftermarket Technology Corp.*                          207,900
   13,700   Dura Automotive Systems, Inc.*                          66,034
    3,000   Intier Automotive, Inc.                                 79,230
    4,300   Keystone Automotive Industries, Inc.*                   99,588
    2,300   Noble International Ltd.                                52,118
   11,600   Spartan Motors, Inc.                                   116,580
    1,600   Strattec Security Corp.*                                85,728
   21,100   Titan International, Inc.                              303,207
                                                               -----------
                                                                 1,010,385
                                                               -----------
            BANKS                                       5.64%
    5,650   AmericanWest Bancorp*                                  108,875
    2,300   Bank of the Ozarks, Inc.                                73,025
    3,000   C&F Financial Corp.                                    108,450
    3,600   Capital Crossing Bank*                                 118,440
    2,250   Central Coast Bancorp*                                  37,732
    7,100   Columbia Bancorp                                       126,025
    7,600   EuroBancshares, Inc.*                                  128,516
    3,900   First Bank of Delaware*                                 12,090

See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

   Number of
    Shares                                                          Value
    ------                                                          -----

            BANKS (CONTINUED)
    6,749   First Mutual Bancshares, Inc.                         $174,664
    1,500   First Regional Bancorp*                                 94,485
    1,500   Great Southern Bancorp, Inc.                            48,705
    1,800   Horizon Bancorp                                         52,200
   21,200   Intervest Bancshares Corp.*                            381,600
    2,135   Macatawa Bank Corp.                                     71,683
    2,740   Mercantile Bank Corp.                                  112,011
    1,600   Midsouth Bancorp, Inc.                                  43,040
   13,600   MidWestOne Financial Group, Inc.                       238,000
    1,200   National Bankshares, Inc.                               54,432
    2,300   North Valley Bancorp                                    43,585
   11,200   Northrim BanCorp, Inc.                                 280,000
    3,800   Oak Hill Financial, Inc.                               127,908
    3,200   Old Second BanCorp, Inc.                                96,560
    6,000   Peoples Bancorp, Inc.                                  161,400
    3,675   Republic Bancorp, Inc.                                  81,640
   29,200   Republic First Bancorp, Inc.*                          419,896
    4,700   Sierra Bancorp                                         104,072
    6,000   Southwest Bancorp, Inc.                                110,700
    2,100   Taylor Capital Group, Inc.                              68,565
    5,300   United Security Bancshares                             122,059
    2,600   Vineyard National Bancorp                               71,214
    3,825   Virginia Commerce Bancorp, Inc.*                       103,428
                                                               -----------
                                                                 3,775,000
                                                               -----------
            BIOTECHNOLOGY                               3.88%
    1,900   Alexion Pharmaceuticals, Inc.*                          41,163
   30,000   Arena Pharmaceuticals, Inc.*                           151,500
   93,400   Arqule, Inc.*                                          439,914
   35,400   Avigen, Inc.*                                           98,766
   12,600   BioCryst Pharmaceuticals, Inc.*                         58,086
   22,350   BioSphere Medical, Inc.*                                88,282
   22,500   Cell Genesys, Inc.*                                    101,925
    8,200   Corgentech, Inc.*                                       19,024
   77,200   Curis, Inc.*                                           276,376
   22,800   Exact Sciences Corp.*                                   81,396
   40,800   Gene Logic, Inc.*                                      128,112
    6,100   Illumina, Inc.*                                         49,288
   12,200   Lifecell Corp.*                                        108,580
    8,100   Myogen, Inc.*                                           63,909
  281,900   Praecis Pharmaceuticals, Inc.*                         295,995
    7,900   Regeneron Pharmaceuticals, Inc.*                        40,369
   13,500   Sangamo Biosciences, Inc.*                              54,000
   66,900   Savient Pharmaceuticals, Inc.*                         183,975
   15,300   Sequenom, Inc.*                                         16,065

See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

   Number of
    Shares                                                          Value
    ------                                                          -----

            BIOTECHNOLOGY (CONTINUED)
   36,200   Sonus Pharmaceuticals, Inc.*                         $  95,568
   26,500   SuperGen, Inc.*                                        128,790
   18,700   Vical, Inc.*                                            74,800
                                                               -----------
                                                                 2,595,883
                                                               -----------
            BUILDING MATERIALS                          0.77%
    5,200   Aaon, Inc.*                                             85,592
    4,500   Craftmade International, Inc.                           99,310
    4,900   Drew Industries, Inc.*                                 184,485
      800   International Aluminum Corp.                            26,568
   18,600   US Concrete, Inc.*                                     116,622
                                                               -----------
                                                                   512,577
                                                               -----------
            CHEMICALS                                   0.99%
    8,250   Balchem Corp.                                          191,812
    3,600   NewMarket Corp.*                                        66,960
    8,500   Penford Corp.                                          138,125
    3,100   Quaker Chemical Corp.                                   63,674
    4,900   Stepan Co.                                             115,199
    6,200   Wellman, Inc.                                           89,652
                                                               -----------
                                                                   665,422
                                                               -----------
            COMMERCIAL SERVICES                         4.50%
    4,300   ACE Cash Express, Inc.*                                 97,825
    6,800   Albany Molecular Research, Inc.*                        69,904
    4,000   AMN Healthcare Services, Inc.*                          63,640
    1,900   Bankrate, Inc.*                                         25,441
    3,200   Barrett Business Services, Inc.*                        70,208
    8,200   Cadmus Communications Corp.                            115,776
    3,100   Concorde Career Colleges, Inc.*                         52,700
   13,500   Cornell Cos., Inc.*                                    170,100
    1,800   Corvel Corp.*                                           38,376
   36,400   Discovery Partners International, Inc.*                116,480
    7,400   Exponent, Inc.*                                        176,786
    4,500   The Geo Group, Inc.*                                   128,610
    9,750   Healthcare Services Group, Inc.                        236,437
   17,100   Hooper Holmes, Inc.                                     65,322
   15,300   Integrated Alarm Services Group, Inc.*                  76,500
   18,600   Integrated Electrical Services, Inc.*                   51,336
    4,700   National Research Corp.                                 63,878
   84,000   Newtek Business Services, Inc.*                        315,840
   49,900   Rewards Network, Inc.*                                 207,584
    2,800   SFBC International, Inc.*                               98,672
   11,500   SM&A*                                                   94,990
   23,200   Source Interlink Cos., Inc.*                           261,000
    7,300   Steiner Leisure Ltd.*                                  238,637

See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

   Number of
    Shares                                                          Value
    ------                                                          -----

            COMMERCIAL SERVICES (CONTINUED)
    9,000   Team, Inc.                                         $   180,000
                                                               -----------
                                                                 3,016,042
                                                               -----------
            COMPUTERS                                   4.47%
   13,000   AMX Corp.*                                             291,850
   10,000   Ansoft Corp.*                                          269,800
   10,900   Brooktrout, Inc.*                                      122,625
    9,800   Catapult Communications Corp.*                         209,230
    7,800   Dot Hill Systems Corp.*                                 46,410
    5,100   Dynamics Research Corp.*                                83,844
    8,500   Echelon Corp.*                                          58,140
   24,900   InFocus Corp.*                                         142,926
   18,200   Iomega Corp.*                                           78,078
   47,000   LivePerson, Inc.*                                      123,610
    2,900   Magma Design Automation, Inc.*                          34,423
   12,100   Mobility Electronics, Inc.*                             84,579
    9,900   Neoware Systems, Inc.*                                 103,257
   20,000   NetScout Systems, Inc.*                                 89,000
    5,100   PAR Technology Corp.*                                   79,407
    3,900   Pec Solutions, Inc.*                                    49,062
    6,000   Pomeroy IT Solutions, Inc.*                             89,400
    4,600   Printronix, Inc.                                        74,060
   23,500   Radiant Systems, Inc.*                                 230,300
    9,500   Radisys Corp.*                                         134,520
   15,000   SimpleTech, Inc.*                                       59,100
    4,200   Synaptics, Inc.*                                        97,440
   28,300   Synplicity, Inc.*                                      158,763
    7,050   Talx Corp.                                             128,028
    7,300   Transact Technologies, Inc.*                            73,073
   10,400   Tyler Technologies, Inc.*                               79,144
                                                               -----------
                                                                 2,990,069
                                                               -----------
            COSMETICS/PERSONAL CARE                     0.34%
    1,500   Elizabeth Arden, Inc.*                                  35,610
   13,300   Inter Parfums, Inc.                                    191,520
                                                               -----------
                                                                   227,130
                                                               -----------
            DISTRIBUTION/WHOLESALE                      1.24%
    4,800   Building Material Holding Corp.                        213,504
    8,100   Central European Distribution Corp.*                   269,649
    5,900   Hutting Building Products, Inc.*                        64,487
    9,000   Navarre Corp.*                                          71,550
   13,000   Valley National Gases, Inc.                            212,940
                                                               -----------
                                                                   832,130
                                                               -----------
            DIVERSIFIED FINANCIAL SERVICES            2.57%
    3,700   Advanta Corp.                                           76,960
   22,600   Asta Funding, Inc.                                     478,442

See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

   Number of
    Shares                                                          Value
    ------                                                          -----

            DIVERSIFIED FINANCIAL SERVICES
            (CONTINUED)
   11,500   Encore Capital Group, Inc.*                           $167,325
    7,200   Federal Agricultural Mortgage Corp.                    125,928
   10,241   MFC Bancorp Ltd.                                       204,308
    4,700   Stifel Financial Corp.*                                102,460
   14,700   TradeStation Group, Inc.*                               88,788
   10,300   United PanAm Financial Corp.*                          210,017
   10,500   World Acceptance Corp.*                                267,960
                                                               -----------
                                                                 1,722,188
                                                               -----------
            ELECTRICAL COMPONENTS & EQUIPMENT           0.47%
    9,800   Encore Wire Corp.*                                      99,960
   13,000   The Lamson & Sessions Co.*                             129,350
    4,500   Wilson Greatbach Technologies, Inc.*                    82,080
                                                               -----------
                                                                   311,390
                                                               -----------
            ELECTRONICS                                 3.21%
    2,000   Badger Meter, Inc.                                      53,000
    2,300   BEI Technologies, Inc.                                  55,131
   18,100   Compudyne Corp.*                                       115,840
    7,200   Cyberoptics Corp.*                                      89,856
    4,900   Daktronics, Inc.*                                      106,085
    3,300   Fargo Electronics, Inc.*                                48,411
    5,600   FARO Technologies, Inc.*                               131,824
    2,400   Frequency Electronics, Inc.                             25,584
    3,400   II-VI, Inc.*                                            59,296
   23,300   Innovex, Inc.*                                          82,249
    8,000   LaBarge, Inc.*                                         104,720
      900   Lowrance Electronics, Inc.                              21,879
   26,100   Meade Instruments Corp.*                                75,951
   17,900   Merix Corp.*                                           200,659
    5,900   Novatel, Inc.*                                         123,310
   22,500   NU Horizons Electronics Corp.*                         160,875
    7,400   OSI Systems, Inc.*                                     129,574
    6,400   Planar Systems, Inc.*                                   57,728
    3,200   SBS Technologies, Inc.*                                 35,680
    7,400   Sonic Solutions, Inc.*                                 111,370
    4,200   Spectrum Control, Inc.*                                 31,374
    9,300   Stoneridge, Inc.*                                      113,553
    6,100   Technology Research Corp.                               31,171
   12,000   X-Rite, Inc.                                           180,480
                                                               -----------
                                                                 2,145,600
                                                               -----------
            ENGINEERING & CONSTRUCTION                  0.73%
    7,900   Keith Cos., Inc.*                                      136,670
   16,000   Michael Baker Corp.*                                   352,800
                                                               -----------
                                                                   489,470
                                                               -----------

See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

   Number of
    Shares                                                          Value
    ------                                                          -----

            ENTERTAINMENT                               1.87%
   11,900   Bluegreen Corp.*                                      $152,915
    1,900   Carmike Cinemas, Inc.                                   70,832
   17,300   Century Casinos, Inc.*                                 156,911
    7,700   Dover Downs Gaming & Entertainment, Inc.                95,865
    9,500   Image Entertainment, Inc.*                              51,965
   18,500   Mikohn Gaming Corp.*                                   232,360
    4,800   Nevada Gold & Casinos, Inc.*                            61,440
    3,500   Steinway Musical Instruments, Inc.*                    104,860
   34,900   Youbet.com, Inc.*                                      204,514
   39,200   Zomax, Inc.*                                           116,816
                                                               -----------
                                                                 1,248,478
                                                               -----------
            ENVIRONMENTAL CONTROL                       0.72%
    9,590   Aleris International, Inc.*                            239,271
   17,300   Waste Industries USA, Inc.                             240,470
                                                               -----------
                                                                   479,741
                                                               -----------
            FOOD                                        1.76%
    8,500   Interstate Bakeries Corp.*                              46,325
   11,900   John B. Sanfilippo & Son, Inc.*                        292,502
   29,000   MGP Ingredients, Inc.                                  241,860
    4,800   Nash Finch Co.                                         182,352
   41,900   Poore Brothers, Inc.*                                  127,837
   18,300   Spartan Stores, Inc.*                                  194,712
   10,700   Tasty Baking Co.                                        89,773
                                                               -----------
                                                                 1,175,361
                                                               -----------
            FOREST PRODUCTS & PAPER                     0.04%
    2,700   Buckeye Technologies, Inc.*                             29,160
                                                               -----------

            GAS                                         0.18%
    3,000   Cascade Natural Gas Corp.                               59,880
    2,400   Chesapeake Utilities Corp.                              63,840
                                                               -----------
                                                                   123,720
                                                               -----------
            HEALTHCARE-PRODUCTS                         4.11%
    6,300   Cantel Medical Corp.*                                  182,448
   30,500   Cardiodynamics International Corp.*                     89,060
    6,500   Cerus Corp.*                                            19,955
    1,900   Cutera, Inc.*                                           36,632
    7,600   DJ Orthopedics, Inc.*                                  190,380
    9,100   Encore Medical Corp.*                                   48,958
   18,100   Endologix, Inc.*                                       104,075
   31,600   HealthTronics, Inc.*                                   340,016
    3,200   ICU Medical, Inc.*                                     113,600
   10,500   Kensey Nash Corp.*                                     284,340
    5,600   Lifeline Systems, Inc.*                                169,792
   13,300   Medical Action Industries, Inc.*                       251,370

See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

   Number of
    Shares                                                          Value
    ------                                                          -----

            HEALTHCARE-PRODUCTS (CONTINUED)
    2,100   Merge Technologies Inc.*                             $  36,855
    7,000   Meridian Bioscience, Inc.                              104,300
    3,100   Merit Medical Systems, Inc.*                            37,169
   23,400   Micro Therapeutics, Inc.*                               90,324
   16,800   North American Scientific, Inc.*                        61,488
   28,300   Osteotech, Inc.*                                       107,540
    8,000   ReGen Biologics, Inc.*                                   7,440
    4,000   Somanetics Corp.*                                       54,000
    7,300   SurModics, Inc.*                                       232,943
    6,000   TriPath Imaging, Inc.*                                  42,240
    2,100   Young Innovations, Inc.                                 76,965
    3,000   Zoll Medical Corp.*                                     67,590
                                                               -----------
                                                                 2,749,480
                                                               -----------
            HEALTHCARE-SERVICES                         3.04%
    7,900   Air Methods Corp.*                                      62,963
    7,950   America Service Group, Inc.*                           175,934
    3,600   American Dental Partners, Inc.*                         80,032
    2,300   Bio-Reference Labs, Inc.*                               32,016
    6,700   Emeritus Corp.*                                         87,904
    7,100   Horizon Health Corp.*                                  301,750
    4,935   National Dentex Corp.*                                  97,220
   12,800   NovaMed, Inc.*                                          73,600
   46,900   OCA, Inc.*                                             199,325
    5,900   Odyssey HealthCare, Inc.*                               69,384
   21,600   Option Care, Inc.                                      444,744
    8,200   Pediatric Services of America, Inc.*                   101,188
    2,666   Psychiatric Solutions, Inc.*                           122,636
    4,600   RehabCare Group, Inc.*                                 132,066
    3,700   U.S. Physical Therapy, Inc.*                            51,726
                                                               -----------
                                                                 2,032,488
                                                               -----------
            HOME BUILDERS                               0.60%
    2,600   Dominion Homes, Inc.*                                   44,018
   11,400   National RV Holdings, Inc.*                            115,824
   13,200   Orleans Homebuilders, Inc.                             242,748
                                                               -----------
                                                                   402,590
                                                               -----------
            HOME FURNISHINGS                            1.09%
   18,200   Applica, Inc.*                                          92,092
   10,800   Chromcraft Revington, Inc.*                            148,176
    5,300   Flexsteel Industries, Inc.                              87,503
    4,600   Hooker Furniture Corp.                                  86,894
    4,800   MITY Enterprises, Inc.*                                 72,000
   14,800   Salton, Inc.*                                           32,116
    4,500   Stanley Furniture Co., Inc.                            212,760
                                                               -----------
                                                                   731,541
                                                               -----------

See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

   Number of
    Shares                                                          Value
    ------                                                          -----

            HOUSEHOLD PRODUCTS/WARES                    0.56%
    8,900   AT Cross Co.*                                        $  52,510
   16,300   Water Pik Technologies, Inc.*                          321,110
                                                               -----------
                                                                   373,620
                                                               -----------
            INSURANCE                                   5.15%
    8,800   Affirmative Insurance Holdings, Inc.                   129,800
   18,200   American Equity Investment Life Holding Co.            232,778
   12,900   American Safety Insurance Holdings Ltd.*               192,210
    6,300   Argonaut Group, Inc.*                                  133,686
    3,000   Baldwin & Lyons, Inc.                                   77,820
   20,800   Capital Title Group, Inc.                              127,504
   58,400   Ceres Group, Inc.*                                     317,112
    9,300   CNA Surety Corp.*                                      126,480
   11,600   Donegal Group, Inc., Class A                           210,772
    4,400   Donegal Group, Inc., Class B                            72,160
    5,500   FPIC Insurance Group, Inc.*                            176,825
    3,910   Investors Title Co.                                    152,490
   16,600   Life Partners Holdings, Inc.                            91,134
   79,200   Meadowbrook Insurance Group, Inc.*                     415,800
    2,200   The Midland Co.                                         69,322
   11,600   Navigators Group, Inc.*                                384,482
    3,800   NYMAGIC, Inc.                                           90,060
    9,500   Procentury Corp.                                        99,655
    9,500   PXRE Group Ltd.                                        243,675
    9,200   SCPIE Holdings, Inc.*                                  101,476
                                                               -----------
                                                                 3,445,241
                                                               -----------
            INTERNET                                    2.89%
   28,100   @Road, Inc.*                                           115,210
   19,900   24/7 Real Media, Inc.*                                  64,675
    5,000   Autobytel, Inc.*                                        25,200
    9,700   Blue Martini Software, Inc.*                            37,927
   12,500   BroadVision, Inc.*                                      21,250
   14,800   Captiva Software Corp.*                                160,284
   12,900   Centillium Communications, Inc.*                        33,024
   21,600   Corillian Corp.*                                        75,168
    9,000   Cryptologic, Inc.                                      278,820
   26,700   E-Loan, Inc.*                                           70,755
    6,300   ePlus, Inc.*                                            73,521
    7,400   Insweb Corp.*                                           21,090
   13,800   Interland, Inc.*                                        29,532
   28,000   Lionbridge Technologies, Inc.*                         159,320
   11,500   Napster, Inc.*                                          74,865
    3,200   Neoforma, Inc.*                                         25,440
   23,700   Net2Phone, Inc.*                                        38,157
   12,800   PC-Tel, Inc.*                                           94,208

See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

   Number of
    Shares                                                          Value
    ------                                                          -----

            INTERNET (CONTINUED)
   24,400   Portal Software, Inc.*                               $  59,048
    5,300   Secure Computing Corp.*                                 45,421
    8,900   SumTotal Systems, Inc.*                                 48,505
   20,200   TeleCommunication Systems, Inc.*                        53,934
   11,400   Trizetto Group, Inc.*                                  106,134
    9,800   WebSideStory, Inc.*                                    120,050
   23,800   Workstream, Inc.*                                      105,910
                                                               -----------
                                                                 1,937,448
                                                               -----------
            INVESTMENT COMPANIES                        0.30%
   12,000   Medallion Financial Corp.                              109,680
    6,300   Technology Investment Capital Corp.                     94,185
                                                               -----------
                                                                   203,865
                                                               -----------
            IRON/STEEL                                  0.88%
   13,700   Material Sciences Corp.*                               184,265
    8,700   Olympic Steel, Inc.*                                   155,556
    4,200   Ryerson Tull, Inc.                                      53,214
    4,000   Shiloh Industries, Inc.*                                52,240
    6,100   Steel Technologies, Inc.                               146,339
                                                               -----------
                                                                   591,614
                                                               -----------
            LEISURE TIME                                0.84%
    4,200   Ambassadors International, Inc.                         58,930
    7,575   Marine Products Corp.                                  127,336
   17,500   Multimedia Games, Inc.*                                135,800
   10,100   Navigant International, Inc.*                          137,966
    8,800   Peguasus Solutions, Inc.*                              104,016
                                                               -----------
                                                                   564,048
                                                               -----------
            LODGING                                     0.71%
   11,600   Interstate Hotels & Resorts, Inc.*                      55,912
   51,300   Jameson Inns, Inc.*                                     75,411
   11,600   MTR Gaming Group, Inc.*                                143,840
   10,500   The Sands Regent*                                      106,050
   13,300   Westcoast Hospitality Corp.*                            92,435
                                                               -----------
                                                                   473,648
                                                               -----------
            MACHINERY-DIVERSIFIED                       1.06%
   12,800   Alamo Group, Inc.                                      316,672
    1,400   Cascade Corp.                                           49,000
   10,600   Gehl Co.*                                              283,126
    6,200   Key Technology, Inc.*                                   61,008
                                                               -----------
                                                                   709,806
                                                               -----------
            MATERIAL                                    0.03%
   10,241   Blue Earth Refineries, Inc.*+                           20,482
                                                               -----------

See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

   Number of
    Shares                                                          Value
    ------                                                          -----

            MEDIA                                       0.34%
   65,200   Digital Generation Systems, Inc.*                    $  84,108
    6,000   Thomas Nelson, Inc.                                    141,900
                                                               -----------
                                                                   226,008
                                                               -----------
            METAL FABRICATE/HARDWARE                    1.53%
    5,600   Hawk Corp.*                                             57,120
    5,100   Metals USA, Inc.*                                       99,909
    3,900   NN, Inc.                                                48,048
   10,800   Northwest Pipe Co.*                                    266,652
    1,700   NS Group, Inc.*                                         53,397
   10,000   Penn Engineering & Manufacturing Corp.                 180,500
    9,000   Sun Hydraulics, Inc.                                   270,540
    5,500   Wolverine Tube, Inc.*                                   49,225
                                                               -----------
                                                                 1,025,391
                                                               -----------
            MINING                                      0.07%
   45,200   Miramar Mining Corp.*                                   48,364
                                                               -----------
            MISCELLANEOUS MANUFACTURING                 0.62%
    2,800   Atlantis Plastics, Inc.*                                66,500
   23,400   Lydall, Inc.*                                          259,740
    4,600   Park-Ohio Holdings Corp.*                               86,204
                                                               -----------
                                                                   412,444
                                                               -----------
            OIL & GAS                                   2.10%
    1,000   Barnwell Industries, Inc.                               53,050
   22,800   Brigham Exploration Co.*                               210,444
   14,400   Carrizo Oil & Gas, Inc.*                               244,656
    7,000   Edge Pertroleum Corp.*                                 115,920
    8,800   Giant Industries, Inc.*                                226,160
   17,000   Meridian Resource Corp.*                                87,720
    8,900   Mission Resources Corp.*                                63,012
   39,300   Parker Drilling Co.*                                   225,975
   27,100   Petroquest Energy, Inc.*                               179,944
                                                               -----------
                                                                 1,406,881
                                                               -----------
            OIL & GAS SERVICES                          1.06%
   15,600   Dawson Geophysical Co.*                                377,520
    9,900   Gulf Island Fabrication, Inc.                          232,254
   10,500   Matrix Service Co.*                                     45,675
    8,000   Mitcham Industries, Inc.*                               55,840
                                                               -----------
                                                                   711,289
                                                               -----------
            PACKAGING & CONTAINERS                      0.02%
    5,400   Anchor Glass Container Corp.                            12,096
                                                               -----------
            PHARMACEUTICALS                             4.15%
    9,000   Acusphere, Inc.*                                        48,690
    8,600   Anika Therapeutics, Inc.*                              110,080

See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

   Number of
    Shares                                                          Value
    ------                                                          -----

            PHARMACEUTICALS (CONTINUED)
  135,200   Aradigm Corp.*                                        $164,944
   41,616   BioScrip, Inc.*                                        250,944
    6,600   Bradley Pharmaceuticals, Inc.*                          63,096
   18,900   Collagenex Pharmaceuticals, Inc.*                       88,263
  119,800   Corixa Corp.*                                          367,786
   26,700   Curative Health Services, Inc.*                         90,780
    2,000   CV Therapeutics, Inc.*                                  40,720
    4,500   Emisphere Technologies, Inc.*                           16,515
   78,600   Guilford Pharmaceuticals, Inc.*                        180,780
    9,100   Hi-Tech Pharmacal Co., Inc.*                           200,018
   59,500   The Immune Response Corp.*                              46,410
   22,800   Inkine Pharmaceutical Co.*                              70,680
   17,100   Intrabiotics Pharmaceuticals, Inc.*                     61,560
    7,600   Ista Pharmaceuticals, Inc.*                             75,088
    4,000   Medarex, Inc.*                                          28,520
    8,050   Neogen Corp.*                                          118,987
   13,000   Neurogen Corp.*                                         92,040
   10,000   Noven Pharmaceuticals, Inc.*                           169,600
   10,200   PetMed Express, Inc.*                                   75,582
  155,000   Titan Pharmaceuticals, Inc.*                           344,100
   23,600   Vivus, Inc.*                                            70,564
                                                               -----------
                                                                 2,775,747
                                                               -----------
            PIPELINES                                   0.14%
   11,900   Transmontaigne, Inc.*                                   95,200
                                                               -----------

            REAL ESTATE INVESTMENT TRUST                0.33%
   12,400   Boykin Lodging Co.*                                    118,172
    4,000   Equity Inns, Inc.                                       44,120
    5,000   Winston Hotels, Inc.                                    58,500
                                                               -----------
                                                                   220,792
                                                               -----------
            RETAIL                                      4.67%
    4,300   America's Car Mart, Inc.*                              150,758
   11,800   Books-A-Million, Inc.                                  107,380
    9,900   Champps Entertainment, Inc.*                            88,773
    8,100   Checkers Drive-In Restaurants, Inc.*                   107,001
   34,100   EZCORP, Inc., Class A*                                 452,848
    8,400   Finlay Enterprises, Inc.*                              110,964
   10,050   First Cash Financial Services, Inc.*                   212,759
    7,400   GameStop Corp.*                                        163,984
   13,200   GTSI Corp.*                                            128,040
    8,000   Hastings Entertainment, Inc.*                           53,360
    6,437   Jos. A. Bank Clothiers, Inc.*                          188,604
    7,000   Kenneth Cole Productions, Inc.                         203,980
    6,800   Movado Group, Inc.                                     125,800

See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

   Number of
    Shares                                                          Value
    ------                                                          -----

            RETAIL (CONTINUED)
    5,100   The Pantry, Inc.*                                     $157,947
   13,100   PC Connection, Inc.*                                    76,897
   11,300   Retail Ventures, Inc.*                                 102,943
    4,300   Rex Stores Corp.*                                       60,630
    3,900   Sharper Image Corp.*                                    64,779
    8,600   The Sportsman's Guide, Inc.*                           224,804
   13,400   Total Entertainment Restaurant Corp.*                  152,626
    6,100   World Fuel Services Corp.                              192,150
                                                               -----------
                                                                 3,127,027
                                                               -----------
            SAVINGS & LOANS                             3.75%
    1,500   Citizens First Bancorp, Inc.                            33,510
    3,500   First Defiance Financial Corp.                          91,000
   10,300   FirstBank NW Corp.                                     288,400
    9,200   Flushing Financial Corp.                               167,440
    5,100   Franklin Bank Corp.*                                    87,975
    8,140   HF Financial Corp.                                     168,905
    6,600   HMN Financial, Inc.                                    204,600
    7,000   ITLA Capital Corp.*                                    349,720
    2,900   NASB Financial, Inc.                                   114,840
    6,000   Pacific Premier Bancorp, Inc.*                          66,000
    6,000   Partners Trust Financial Group, Inc.                    63,600
    5,800   Pennfed Financial Services, Inc.                        86,072
   19,000   Provident Financial Holdings, Inc.                     565,060
    4,000   Pulaski Financial Corp.                                 83,160
    7,200   United Community Financial Corp.                        79,848
    1,100   WSFS Financial Corp.                                    57,816
                                                               -----------
                                                                 2,507,946
                                                               -----------
            SEMICONDUCTORS                              2.87%
    3,400   ADE Corp.*                                              75,480
   12,500   Advanced Power Technology, Inc.*                        88,750
   29,700   Anadigics, Inc.*                                        42,768
   12,800   August Technology Corp.*                               150,016
   28,400   AXT, Inc.*                                              34,932
   21,500   Catalyst Semiconductor, Inc.*                           91,805
    5,000   Cohu, Inc.                                              79,750
    7,200   Diodes, Inc.*                                          195,336
   10,500   GSI Lumonics, Inc.*                                     94,920
    6,600   Hifn, Inc.*                                             47,850
    4,300   ICOS Vision Systems N.V.*                              115,455
    9,400   Integrated Silicon Solutions, Inc.*                     62,980
    7,100   Intest Corp.*                                           29,536
    6,000   Nanometrics, Inc.*                                      70,620
    6,000   Peak International Ltd.*                                22,800
    4,000   Pixelworks, Inc.*                                       32,600

See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

   Number of
    Shares                                                          Value
    ------                                                          -----

            SEMICONDUCTORS (CONTINUED)
    2,800   Richardson Electronics Ltd.*                         $  28,756
    5,300   Rudolph Technologies, Inc.*                             79,818
   11,400   Semitool, Inc.*                                        116,280
   11,800   Standard Microsystems Corp.*                           204,848
   24,000   Therma-Wave, Inc.*                                      46,320
   16,200   Three-Five Systems, Inc.*                               16,686
   42,900   Transwitch Corp.*                                       58,773
    2,900   Ultratech, Inc.*                                        42,340
   19,300   White Electronic Designs Corp.*                         94,377
                                                               -----------
                                                                 1,923,796
                                                               -----------
            SOFTWARE                                    4.66%
   25,800   Actuate Corp.*                                          61,920
   10,600   American Software, Inc.                                 68,794
   13,300   Bottomline Technologies, Inc.*                         173,565
    7,000   CallWave, Inc.*                                         41,300
    8,800   CCC Information Services Group, Inc.*                  201,080
    7,500   Concord Communications, Inc.*                           75,900
   15,700   Concur Technologies, Inc.*                             127,484
   27,600   Concurrent Computer Corp.*                              56,856
   26,600   DocuCorp International, Inc.*                          206,416
    4,500   Embarcadero Technologies, Inc.*                         29,655
    6,700   EPIQ Systems, Inc.*                                     86,966
    4,400   IMPAC Medical Systems, Inc.*                           104,632
    8,800   Infocrossing, Inc.*                                    139,392
    8,600   Mantech International Corp.*                           198,402
   15,600   MAPICS, Inc.*                                          198,588
    6,300   Mapinfo Corp.*                                          75,852
    3,000   Mediware Information Systems, Inc.*                     32,160
   12,700   MetaSolv, Inc.*                                         31,115
   32,800   MIND C.T.I. Ltd.                                       127,592
   12,600   Moldflow Corp.*                                        201,474
   10,500   Omnicell, Inc.*                                         75,705
    4,500   Packeteer, Inc.*                                        69,255
    7,900   PDF Solutions, Inc.*                                   110,600
    3,600   Pegasystems, Inc.*                                      19,368
   11,000   Pervasive Software, Inc.*                               50,600
    3,000   QAD, Inc.                                               24,810
    3,600   Quality Systems, Inc.*                                 152,424
   15,100   Radica Games Ltd.                                      124,575
    6,600   Schawk, Inc.                                           120,450
    5,400   Seachange International, Inc.*                          69,930
    3,900   Ultimate Software Group, Inc.*                          62,322
                                                               -----------
                                                                 3,119,182
                                                               -----------

See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

   Number of
    Shares                                                          Value
    ------                                                          -----

            TELECOMMUNICATIONS                          4.24%
   15,400   Anaren, Inc.*                                         $186,802
   17,500   Avici Systems, Inc.*                                    75,233
   24,500   Boston Communications Group, Inc.*                     174,440
   20,200   CalAmp Corp.*                                          122,816
    5,900   Carrier Access Corp.*                                   35,164
   13,100   Channell Commercial Corp.*                              98,643
   28,600   Computer Network Technology Corp.*                     132,132
    7,300   Comtech Telecommunications Corp.*                      380,330
   14,900   CT Communications, Inc.                                156,897
   22,400   Forgent Networks, Inc.*                                 47,488
    8,700   HickoryTech Corp.                                       88,392
   20,400   Hypercom Corp.*                                         96,492
    2,400   Intrado, Inc.*                                          29,520
   21,500   Lightbridge, Inc.*                                     130,075
   12,900   Mastec, Inc.*                                          105,909
   30,700   Metro One Telecommunications, Inc.*                     41,107
    4,100   North Pittsburgh Systems, Inc.                          81,037
   27,800   Optical Communication Products, Inc.*                   48,372
   19,400   Radyne Comstream Corp.*                                158,498
    2,154   SafeNet, Inc.*                                          63,134
   13,100   Sunrise Telecom, Inc.                                   35,370
   17,900   Symmetricom, Inc.*                                     198,511
   20,900   Talk America Holdings, Inc.*                           134,805
    3,500   Tessco Technologies, Inc.*                              52,850
   16,800   Tollgrade Communications, Inc.*                        115,920
    8,400   Westell Technologies, Inc.*                             46,284
                                                               -----------
                                                                 2,836,221
                                                               -----------
            TEXTILES                                    0.34%
    8,000   Culp, Inc.*                                             47,200
    8,100   Dixie Group, Inc.*                                     128,142
   16,600   Quaker Fabric Corp.                                     53,950
                                                               -----------
                                                                   229,292
                                                               -----------
            TOYS/GAMES/HOBBIES                          0.14%
    5,300   Department 56, Inc.*                                    92,538
                                                               -----------

            TRANSPORTATION                              1.45%
    4,900   Celadon Group, Inc.*                                    90,895
    6,300   Dynamex, Inc.*                                         114,030
    4,900   Maritrans, Inc.                                         93,345
    6,200   Marten Transport Ltd.*                                 132,246
    8,966   P.A.M. Transportation Services, Inc.*                  154,215
    9,500   SCS Transportation, Inc.*                              176,605
    3,000   Transport Corp. of America, Inc.*                       26,460

See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

   Number of
    Shares                                                          Value
    ------                                                          -----

            TRANSPORTATION (CONTINUED)
   12,300   Vitran Corp., Inc.*                                 $  182,655
                                                               -----------
                                                                   970,451
                                                               -----------

            TOTAL COMMON STOCKS (COST $59,790,642)              62,041,215
                                                               -----------

            EXCHANGE TRADED FUND                        5.70%
   31,250   iShares Russell 2000 Index Fund                      3,817,188
                                                               -----------

            TOTAL EXCHANGE TRADED FUND (COST $3,963,436)         3,817,188
                                                               -----------

 Principal
   Value
   -----
            SHORT-TERM INVESTMENTS                      1.49%
$ 997,261   UMB Bank, n.a., Money Market Fiduciary
            Demand Deposit                                         997,261
                                                               -----------

            TOTAL SHORT-TERM INVESTMENTS (COST $997,261)           997,261
                                                               -----------

            TOTAL INVESTMENTS (COST $64,751,339)       99.87%   66,855,664

            Other Assets less Liabilities               0.13%       85,946
                                                               -----------

            TOTAL NET ASSETS                          100.00%  $66,941,610
                                                               ===========

--------------------------------------------------------------------------------
                             INVESTMENTS BY SECTOR
                   (AS A PERCENTAGE OF LONG-TERM INVESTMENTS)
--------------------------------------------------------------------------------

                 Basic Materials                            2.0%
                 Communications                             7.8%
                 Consumer, Cyclical                        15.6%
                 Consumer, Non-cyclical                    22.7%
                 Energy                                     3.4%
                 Financial                                 18.0%
                 Funds                                      5.8%
                 Industrial                                12.3%
                 Technology                                12.2%
                 Utilities                                  0.2%
                                                          ------
                 Total                                    100.0%
                                                          ======

            * Non-income producing security
            + Illiquid security valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2005
                                   (UNAUDITED)


ASSETS:
Investments at value (cost $64,751,339)                          $ 66,855,664
Receivable for capital stock sold                                     179,837
Dividends and interest receivable                                      17,286
Prepaid expenses                                                       24,297
                                                                -------------

Total assets                                                       67,077,084
                                                                -------------

LIABILITIES:
Payable for capital stock redeemed                                     33,539
Accrued investment advisory fees                                       54,252
Other accrued expenses                                                 47,683
                                                                -------------

Total liabilities                                                     135,474
                                                                -------------

NET ASSETS                                                       $ 66,941,610
                                                                =============

NET ASSETS CONSIST OF:
Paid-in capital                                                  $ 63,773,411
Undistributed net investment loss                                    (262,503)
Undistributed net realized gain on investments                      1,326,377
Net unrealized appreciation on investments                          2,104,325
                                                                -------------

TOTAL NET ASSETS                                                 $ 66,941,610
                                                                =============


SHARES OUTSTANDING                                                  6,179,335
  (Unlimited shares authorized)

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  (Net assets divided by shares outstanding)                           $10.83
                                                                       ======

See accompanying notes to financial statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MARCH 31, 2005
                                   (UNAUDITED)


INVESTMENT INCOME:
Dividend income (net of $1,461 non-reclaimable
    foreign withholding taxes)                                   $  157,124
Interest income                                                       8,957
                                                              -------------
                                                                    166,081
                                                              -------------
EXPENSES:
Investment advisory fees                                            274,566
Administration and fund accounting fees                              43,609
Custody fees                                                         28,486
Transfer agent fees and expenses                                     13,257
Legal fees                                                           12,890
Federal and state registration fees                                  10,303
Audit fees                                                            9,031
Reports to shareholders                                               4,708
Trustees' fees                                                        4,439
Miscellaneous                                                        27,295
                                                              -------------

Total expenses                                                      428,584
                                                              -------------

Net investment loss                                                (262,503)
                                                              -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                  1,381,373
Change in net unrealized appreciation
    on investments                                                2,070,494
                                                              -------------

Net gain on investments                                           3,451,867
                                                              -------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                       $ 3,189,364
                                                              =============

See accompanying notes to financial statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                       STATEMENTS OF CHANGES IN NET ASSETS



                                           SIX MONTHS ENDED    NOVEMBER 7, 2003*
                                            MARCH 31, 2005            TO
                                              (UNAUDITED)     SEPTEMBER 30, 2004

OPERATIONS:
Net investment loss                            $(262,503)         $   (334,525)
Net realized gain on investments               1,381,373             1,599,225
Change in net unrealized
   appreciation on investments                 2,070,494                33,831
                                           -------------         -------------
Net increase in net assets
   resulting from operations                   3,189,364             1,298,531
                                           -------------         -------------

DISTRIBUTIONS:
Net realized gains                            (1,358,662)                    -
                                           -------------         -------------

CAPITAL SHARE TRANSACTIONS :
Shares sold                                   23,800,907            54,498,204
Reinvested distributions                       1,358,662                     -
Shares redeemed                               (7,780,231)           (8,165,165)
                                           -------------         -------------
Net increase from capital transactions        17,379,338            46,333,039
                                           -------------         -------------

TOTAL INCREASE IN NET ASSETS                  19,210,040            47,631,570

NET ASSETS:
Beginning of period                           47,731,570               100,000
                                           -------------         -------------

End of period                               $ 66,941,610          $ 47,731,570
                                           =============         =============


TRANSACTIONS IN SHARES:
Shares sold                                    2,140,730             5,387,098
Reinvested distributions                         116,623                     -
Shares redeemed                                 (702,838)             (772,278)
                                           -------------         -------------
Net increase                                   1,554,515             4,614,820
                                           =============         =============

*Inception.

See accompanying notes to financial statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                              FINANCIAL HIGHLIGHTS

               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                          SIX MONTHS ENDED    NOVEMBER 7, 2003*
                                           MARCH 31, 2005             TO
                                             (UNAUDITED)     SEPTEMBER 30, 2004

NET ASSET VALUE, BEGINNING OF PERIOD             $ 10.32              $ 10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                (0.04)               (0.09)
Net realized and unrealized
   gain on investments                              0.82                 0.41
                                           -------------        -------------

TOTAL FROM INVESTMENT OPERATIONS                    0.78                 0.32
                                           -------------        -------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains                                  0.27                    -
                                           -------------        -------------

NET ASSET VALUE, END OF PERIOD                   $ 10.83              $ 10.32
                                           =============        =============

TOTAL RETURN                                    7.39% (1)            3.20% (1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000's)             $66,942             $ 47,732
Ratio of total expenses
   to average net assets                        1.48% (2)            1.76% (2)
Ratio of net investment loss
   to average net assets                      (0.91)% (2)          (1.08)% (2)
Portfolio turnover rate                           33% (1)              64% (1)

*Inception.
(1) Not Annualized.
(2) Annualized.

See accompanying notes to financial statements.

                   LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

1.    ORGANIZATION

Lotsoff Capital Management Equity Trust (the "Trust") was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists solely of the Micro Cap Fund (the "Fund"). The Micro Cap Fund commenced operations on November 7, 2003.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

  (a) Investment Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, "Nasdaq-traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at mean of the current bid and ask prices on the exchange the security is primarily traded on. Short-term investments are stated at amortized cost, which approximates fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

  (b) Organization and Offering Costs - Organization costs consist of costs incurred to establish the company and enable it legally to do business. The Fund expenses organization costs as incurred. Fees related to preparing the Fund's initial registration statement are offering costs. Offering costs are accounted for as a deferred charge and are amortized to expense over twelve months on a straight-line basis.

(c) Federal Income Taxes - The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

  (d) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, will be declared and paid annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales and post-October capital losses.

  (e) Other - The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective

                   LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

       securities. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

3.     RELATED PARTY TRANSACTIONS

The Trust has an agreement with Lotsoff Capital Management (the "Adviser"), with whom certain officers and directors of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 0.95%.

Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 3.00%, the Adviser will reimburse the Fund for the amount of such excess. No such amounts were reimbursed during the six months ended March 31, 2005.

The Trust has entered into an agreement with UMB Bank, n.a. to provide custodial services. In addition, the Fund has entered into agreements with UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., to provide administration, fund accounting and transfer agency services.

4.    INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $34,205,604 and $18,775,064, respectively for the six months ended March 31, 2005.

5.    FEDERAL INCOME TAX INFORMATION

At March 31, 2005, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

           Cost of Investments                   $64,800,778
                                                 ============

           Gross Unrealized Appreciation          $9,398,997
           Gross Unrealized Depreciation          (7,344,111)
                                                 ------------
           Net Unrealized Depreciation on
           Investments                            $2,054,886
                                                 ============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2004, the components of accumulated earnings (deficit) were as follows:

           Undistributed Ordinary Income          $1,358,659
           Undistributed Long-Term Capital Gains           -
                                                 -----------
           Accumulated Earnings                    1,358,659
           Accumulated Capital and Other Losses            -
           Unrealized Depreciation                   (21,162)
                                                 -----------
           Total Accumulated Earnings             $1,337,497
                                                 ===========

                   LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

6.    OTHER

As of March 31, 2005, the Fund has a shareholder that holds 99.25% of the outstanding shares of the Fund. A significant redemption by this shareholder could affect the Fund's liquidity and the future viability of the Fund. This shareholder is a registered investment advisor providing advisory services to a variety of individual and institutional clients. The Fund is offered as one of several investment choices for these clients. Clients are permitted to transfer some or all of their account balances into or out of the Fund at any time.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                                 EXPENSE EXAMPLE
                     FOR THE SIX MONTHS ENDED MARCH 31, 2005
                                   (UNAUDITED)


      As a shareholder of the Lotsoff Capital Management Micro Cap Fund (the "Fund"), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
      The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005 (the "period").

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

EXPENSES PAID DURING THE PERIOD

                        Beginning           Ending            Expenses paid
                      account value      account value      during the period
                     October 1, 2004     March 31, 2005   ended March 31, 2005*
                     ---------------     --------------   ---------------------

Actual Example          $1,000.00          $1,073.90              $7.67
Hypothetical
Example, assuming a
5% return before
expenses                 1,000.00           1,017.61               7.46


      * Expenses are equal to the Fund's annualized expense ratio of 1.48% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                OTHER INFORMATION


PROXY VOTING

The Lotsoff Capital Management Micro Cap Fund's proxy voting guidelines and a record of the Fund's proxy votes for the year ended June 30, 2004 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.



QUARTERLY HOLDINGS

The Lotsoff Capital Management Micro Cap Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 UMB Distribution Services, LLC - Distributor
                                P.O. Box 1811
                            Milwaukee, WI 53201-1811
                                  877-568-7633

ITEM 2.  CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls over financial reporting ( as defined in Rule 301-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred in the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(a)(3) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Equity Trust

By: /s/ Seymour N. Lotsoff
    Seymour N. Lotsoff
    President

Date: May 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Seymour N. Lotsoff
    Seymour N. Lotsoff
    President

Date: May 23, 2005


By: /s/ Margaret M. Baer
    Margaret M. Baer
    Secretary and Treasurer

Date: May 23, 2005